NOTE 7 - DERIVATIVE LIABILITIES - Fair value of the embedded derivative liability grant date (Details)	Mar. 20, 2013 USD ($)
Derivative Instruments and Hedging Activities Disclosure [Abstract]
Fair Value	$ 546,119
Term (Years)	300.00%
Assumed Conversion Price	0.326
Market Price on Grant Date	0.465
Volatility Percentage	238.00%
Risk-free Rate	0.38%